Condensed Statement of Operations (Unaudited) - USD ($)			3 Months Ended	9 Months Ended
	Dec. 31, 2020		Sep. 30, 2021	Sep. 30, 2021
Income Statement [Abstract]
Operating costs			$ 239,380	$ 537,871
Loss from operations			(239,380)	(537,871)
Other income/(expense)
Interest earned on cash and marketable securities held in Trust Account			4,440	24,019
Offering costs allocated to warrants				(849,993)
Excess of Private Warrants fair value over purchase price				(3,097,200)
Change in fair value of warrant liability			(5,628,806)	2,941,413
Total other income/(expense)			(5,624,366)	(981,761)
Formation and operating costs	$ (7,948)
Net Income(loss)	$ (7,948)		$ (5,863,746)	$ (1,519,632)
Weighted average shares outstanding; Class A ordinary shares	7,500,000	[1]	34,500,000	27,296,703
Basic and diluted net income per share, Class A ordinary shares	$ 0.00		$ (0.14)	$ (0.04)
Weighted average shares outstanding, Class B ordinary shares			8,625,000	8,390,110
Basic and diluted net income per share, Class B ordinary shares			$ (0.14)	$ (0.04)

[1]	This number excludes an aggregate of up to 1,125,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by underwriters (see Note 5). On February 23, 2021, the Company effectuated a recapitalization, and as a result, the initial shareholders hold 8,625,000 shares of the Company’s Class B ordinary shares. All shares and associated amounts have been retroactively restated. (See Note 8.)